Taxation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Schedule of profit before income taxes
	Three Months Ended March 31,
	2017	2018
	US$	US$

Non-PRC	1,903	590
PRC	(1,441)	1,980

	462	2,570

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Non-PRC	3,241	2,777	(7,138)
PRC	(1,595)	2,478	(2,902)

	1,646	5,255	(10,040)

Schedule of income tax expense
	Three Months Ended March 31,
	2017	2018
	US$	US$

Current	(473)	(1,050)
Deferred	29	(133)

	(444)	(1,183)

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Current	(1,895)	(2,257)	(1,382)
Deferred	1,044	(402)	(937)

	(851)	(2,659)	(2,319)

Schedule of reconciliation of tax computed by applying the statutory income tax rate
	Three Months Ended March 31,
	2017	2018
	US$	US$

Profit before income taxes	462	2,570

Income tax expenses computed at the statutory income tax rate at 25%	(116)	(642)

Non-deductible expenses	(123)	(105)
Non-taxation income	67	-
Preferential rate	(99)	355
Current and deferred tax rate differences	6	(834)
Foreign rate differences	(132)	(149)
Change of valuation allowance	(16)	545
Interest expenses	(31)	(353)

Income tax expenses	(444)	(1,183)

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Profit (loss) before income taxes	1,646	5,255	(10,040)

Income tax (expense) income computed at the statutory income tax rate at 25%	(412)	(1,314)	2,510
Non-deductible expenses	(166)	(491)	(2,698)
Non-taxation income	1,300	414	68
Preferential rate	(423)	400	(324)
Current and deferred tax rate differences	790	310	55
Foreign rate differences	(292)	560	(426)
Change of valuation allowance	(1,643)	(2,529)	(1,039)
Taxable income	-	-	(215)
Deferred tax	-	74	-
Interest expense	(5)	(83)	(250)

Income tax expense	(851)	(2,659)	(2,319)

Schedule of significant components of deferred taxes
	As of December 31,	As of March 31,
	2017	2018
	US$	US$
Deferred tax assets
Inventories provision	229	-
AR provision	-	238
Accrued salary and welfare payable	165	284
Property and equipment	14	15
Tax losses	14,769	14,198
Valuation allowance	(13,714)	(13,169)
Total deferred tax assets	1,463	1,566
Deferred tax liabilities
Intangible assets	2,004	1,964
Deferred cost of revenues	1,551	1,832

Total deferred tax liabilities	3,555	3,796

	As of December 31,
	2016	2017
	US$	US$
Deferred tax assets
Inventories provision	156	229
Accrued salary and welfare payable	274	165
Property and equipment	20	14
Tax losses	13,279	14,769
Valuation allowance	(12,675)	(13,714)
Total deferred tax assets	1,054	1,463

Deferred tax liabilities
Intangible assets	2,146	2,004
Deferred cost of revenue	24	1,551

Total deferred tax liabilities	2,170	3,555

Schedule of roll-forward of unrecognized tax benefits
	Three Months Ended March 31,
	2017	2018
	US$	US$

Balance at beginning of period	4,053	4,547
Additions based on tax positions related to the current year	67	609
Foreign currency translation difference	(407)	178

Balance at end of period	3,713	5,334

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Balance at beginning of year	620	2,177	4,053
Additions based on tax positions related to the current year	1,557	1,876	217
Foreign currency translation difference	-	-	277

Balance at end of year	2,177	4,053	4,547